UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02-14-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 97
                                        -------------------

Form 13F Information Table Value Total: $198,679
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Invetors, Inc.
                           FORM 13F INFORMATION TABLE

                                                               FAIR MKT. SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP          VALUE   PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                  --------------    -----          -----   -------   -------   --------  ----  ------   ----
3M                               Common Stock    88579Y101      2891000   34290     SOLE                 X
ABBOTT LABORATORIES              Common Stock    002824100      4191000   74650     SOLE                 X
ADOBE SYSTEMS, INC.              Common Stock    00724F101      2838000   66430     SOLE                 X
AGILENT TECHNOLOGIES             Common Stock    00846U101       404000   11000     SOLE                 X
AIR PRODUCTS & CHEMICALS         Common Stock    009158106       710000    7200     SOLE                 X
ALTRIA GROUP INC.                Common Stock    02209S103      1186000   15700     SOLE                 X
AMERICAN EXPRESS CO.             Common Stock    025816109      1624000   31220     SOLE                 X
AMGEN INC.                       Common Stock    031162100      1537000   33100     SOLE                 X
APPLE COMPUTER                   Common Stock    037833100     10488000   52950     SOLE                 X
AQUA AMERICA                     Common Stock    03836W103      1399000   65998     SOLE                 X
AUTODESK                         Common Stock    052769106      1029000   20690     SOLE                 X
AVON PRODUCTS                    Common Stock    054303102      1383000   35000     SOLE                 X
BB&T CORPORATION                 Common Stock    054937107       763000   24900     SOLE                 X
BP plc (ADR)                     Common Stock    055622104      2489000   34024     SOLE                 X
BAKER HUGHES, INC.               Common Stock    057224107      1622000   20000     SOLE                 X
BANK OF NY MELLON CORP           Common Stock    064058100      1133000   23251     SOLE                 X
BANK OF AMERICA                  Common Stock     06605010       272000    6600     SOLE                 X
BAXTER INTERNATIONAL             Common Stock    071813109      3117000   53700     SOLE                 X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock    084670207       895000     189     SOLE                 X
BOEING CORPORATION               Common Stock    097023105      2055000   23500     SOLE                 X
BRISTOL-MYERS SQUIBB             Common Stock    110122108       742000   28000     SOLE                 X
CANON INC                        Common Stock    138006309       205000    4480     SOLE                 X
CAPITAL ONE FINANCIAL            Common Stock    14040H105      1299000   27500     SOLE                 X
CHEVRON TEXACO                   Common Stock    166764100       891000    9550     SOLE                 X
CISCO SYSTEMS                    Common Stock    17275R102      3764000  139075     SOLE                 X
CITIGROUP                        Common Stock    172967101      1537000   52214     SOLE                 X
COCA COLA                        Common Stock    191216100      3359000   54738     SOLE                 X
COLGATE-PALMOLIVE COMPANY        Common Stock    194162103      1769000   22700     SOLE                 X
CONOCO PHILLIPS                  Common Stock    20825c104      1001000   11346     SOLE                 X
CORNING INC.                     Common Stock    219350105       906000   37800     SOLE                 X
CYTEC INDUSTRIES                 Common Stock    232820100      1469000   23870     SOLE                 X
DEVON ENERGY CORP.               Common Stock    25179M103      1671000   18800     SOLE                 X
DIEBOLD                          Common Stock    253651103       388000   13400     SOLE                 X
DISNEY (WALT) CO.                Common Stock    254687106      2205000   68325     SOLE                 X
DOVER CORP                       Common Stock    260003108      1590000   34500     SOLE                 X
DUPONT DE NEMOURS                Common Stock    263534109       968000   21959     SOLE                 X
EMC CORP                         Common Stock    268648102       205000   11100     SOLE                 X
EMERSON CO.                      Common Stock    291011104      4209000   74300     SOLE                 X
EXXON MOBIL                      Common Stock    30231G102     12455000  132948     SOLE                 X
FIRST MARBLEHEAD                 Common Stock    320771108       436000   28500     SOLE                 X
FLUOR CORP                       Common Stock     34386110      1836000   12600     SOLE                 X
GENENTECH INC. NEW               Common Stock    368710406       731000   10900     SOLE                 X
GENERAL ELECTRIC                 Common Stock    369604103      7040000  189930     SOLE                 X
GENTEX CORPORATION               Common Stock    371901109       710000   40000     SOLE                 X
GOLDMAN SACHS                    Common Stock    38141G104      1903000    8850     SOLE                 X
GOOGLE, INC.                     Common Stock    38259P508       974000    1410     SOLE                 X
HALLIBURTON COMPANY              Common Stock    406216101      1338000   35300     SOLE                 X
HOME DEPOT                       Common Stock    437076102      1144000   42500     SOLE                 X
HONEYWELL INTL                   Common Stock    438516106      3865000   62790     SOLE                 X
IBM CORPORATION                  Common Stock    459200101      2238000   20711     SOLE                 X
ISHARE MSCI EAFE VALUE INDEX     Common Stock    464288877       309000    4300     SOLE                 X
ISHARES MCSI EMERGING MKTS       Common Stock    464287234       405000    2700     SOLE                 X
ISHARES TR MSCI EAFE INDEX FD    Common Stock    464287465       651000    8300     SOLE                 X
ITT INDUSTRIES                   Common Stock    450911102      1248000   18900     SOLE                 X
ILLINOIS TOOL WORKS, INC.        Common Stock    452308109       192000    3600     SOLE                 X
INGERSOLL-RAND COMPANY LTD       Common Stock    G4776G101      1347000   29000     SOLE                 X
INTEL CORP.                      Common Stock    458140100      2392000   89725     SOLE                 X
JP MORGAN CHASE & CO.            Common Stock    46625H100      3841000   87998     SOLE                 X
JACOBS ENGINEERING GROUP         Common Stock    469814107      5015000   52460     SOLE                 X
JOHNSON & JOHNSON                Common Stock    478160104      8212000  123122     SOLE                 X
KIMBERLY CLARK                   Common Stock    494368103       943000   13600     SOLE                 X
L-3 COMMUNICATIONS               Common Stock    502424104      1652000   15600     SOLE                 X
LILLY (ELI) & CO.                Common Stock    532457108      1468000   27500     SOLE                 X
LOCKHEED MARTIN CORP             Common Stock    539830109      2336000   22200     SOLE                 X
MARTIN MARIETTA MATERIALS, INC.  Common Stock    573284106      1657000   12500     SOLE                 X
MEDTRONIC                        Common Stock    585055106       773000   15390     SOLE                 X
MERRILL LYNCH                    Common Stock    590188108      2869000   53450     SOLE                 X
MICROSOFT CORPORATION            Common Stock    594918104      3513000   98690     SOLE                 X
MORGAN STANLEY                   Common Stock    617446448      2274000   42820     SOLE                 X
NESTLE ADR                       Common Stock    641069406       229000    2000     SOLE                 X
NIKE INC.                        Common Stock    654106103      1220000   19000     SOLE                 X
NORFOLK SOUTHERN CORP.           Common Stock    655844108      1392000   27600     SOLE                 X
ORACLE CORPORATION               Common Stock    68389X105      1885000   83500     SOLE                 X
PALL CORPORATION                 Common Stock    696429307      1209000   30000     SOLE                 X
PEPSICO                          Common Stock    713448108      2415000   31825     SOLE                 X
PFIZER                           Common Stock    717081103      2307000  101500     SOLE                 X
PRECISION CASTPARTS              Common Stock    740189105       346000    2500     SOLE                 X
PROCTER & GAMBLE                 Common Stock    742718109      9953000  135570     SOLE                 X
QUALCOMM                         Common Stock    747525103      2183000   55500     SOLE                 X
ROYAL DUTCH PETROLEUM            Common Stock    780257804       252000    3000     SOLE                 X
SARA LEE CORP                    Common Stock    803111103       321000   20000     SOLE                 X
SCHLUMBERGER LIMITED             Common Stock    806857108      5464000   55550     SOLE                 X
STRYKER CORPORATION              Common Stock    863667101      2516000   33680     SOLE                 X
TEREX CORP                       Common Stock    880779103       721000   11000     SOLE                 X
TETRA TECH INC.                  Common Stock    88162G103       991000   46100     SOLE                 X
THOMAS & BETTS CORP.             Common Stock    884315102       588000   12000     SOLE                 X
TIME WARNER                      Common Stock    887317105       446000   27050     SOLE                 X
UNITED PARCEL SERVICE            Common Stock    911312106      5247000   74200     SOLE                 X
UNITED TECHNOLOGIES              Common Stock    913017109       352000    4600     SOLE                 X
WM WRIGLEY JR. CO.               Common Stock    982526105      1368000   23375     SOLE                 X
WACHOVIA CORP                    Common Stock    929771103       537000   14127     SOLE                 X
WATERS CORP                      Common Stock    941848103      6736000   85200     SOLE                 X
WATTS WATER TECHNOLOGIES         Common Stock    942749102      1698000   57000     SOLE                 X
WELLS FARGO                      Common Stock    30226D106      1219000   40400     SOLE                 X
WYETH                            Common Stock    983024100       265000    6000     SOLE                 X
ZIMMER HOLDINGS                  Common Stock    98956P102       848000   12820     SOLE                 X
TOTAL VALUE                                                 198,679,000